Note 23 - Fair Value of Financial Instruments - Schedule of Fair Value Measurement Inputs Level 3 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance	€ 4,377	€ 2,092
Warrants exercises (see note 19)	(102)	(330)
FV adjustments (see note 19)	3,811	(2,377)
USD/EUR exchange impact	(360)	(238)
Balance	3,921	4,377
Warrants granted	3,168
Warrants forfeited (see note 19)	(72)
March 2012 Investor Warrants [member]
Balance	1,691	893
Warrants exercises (see note 19)	(5)	(251)
FV adjustments (see note 19)	1,100	(947)
USD/EUR exchange impact	(53)	(102)
Balance	640	1,691
Warrants granted
Warrants forfeited (see note 19)
March 2012 Placement Agent Warrants [Member]
Balance	99	110
Warrants exercises (see note 19)	(97)	(79)
FV adjustments (see note 19)		(57)
USD/EUR exchange impact		(11)
Balance		99
Warrants granted
Warrants forfeited (see note 19)
May 2013 Investor Warrants [Member]
Balance	2,514	1,050
Warrants exercises (see note 19)
FV adjustments (see note 19)	1,478	(1,343)
USD/EUR exchange impact	(81)	(121)
Balance	1,118	2,514
Warrants granted
Warrants forfeited (see note 19)
May 2013 Placement Agent Warrants [Member]
Balance	73	39
Warrants exercises (see note 19)
FV adjustments (see note 19)		(30)
USD/EUR exchange impact		(4)
Balance		73
Warrants granted
Warrants forfeited (see note 19)	(72)
April 2016 Investor Warrants [Member]
Balance
Warrants exercises (see note 19)
FV adjustments (see note 19)	1,232
USD/EUR exchange impact	(227)
Balance	2,162
Warrants granted	3,168
Warrants forfeited (see note 19)